united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH  45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 06/30/2020

Item 1. Reports to Stockholders.

Institutional Short Duration
Government Bond Fund

TWSGX

Semi-Annual Report
June 30, 2020

Advised by:
TransWestern Capital Advisors, LLC
155 S. Madison St., Suite 210
Denver, CO 80209
(303) 864-1213

Subadvised by:
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

Tel. (855) 881-2380

www.TransWesternFunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.TransWesternFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Market Conditions:

2Q2020:

Treasury yields started the quarter ranging from 0.23% on the 2-year to 0.62% on the 10-year. Over the course of the quarter, markets for risk assets largely recovered from first quarter volatility. This has generally been attributed to the investor willingness to look through COVID-19’s adverse effect on growth, instead focusing on the scale and effectiveness of the massive responses authorized by policymakers. The potentiality of a vaccine or therapeutic treatment has also buoyed investor sentiment. The continued monetary response, through a return of large scale quantitative easing, moved the 2-year yield lower and the 10-year slightly higher, ending the quarter at 0.16% and 0.66% respectively. The Markit US manufacturing PMI began the quarter at 48.5 and ended at 49.8. Similarly, ISM’s non-manufacturing composite index rose from 52.5 to 57.1 during the same period.

Performance Results:

During the second quarter of 2020, the TransWestern Institutional Short Duration Government Bond Fund (the “Fund”) returned 0.80% which was approximately 45 basis points higher than its benchmark, the 50% Barclays Short Treasury 50% Barclays MBS Index, which returned 0.35% over the same period.

Explanation of Fund Performance:

The Fund and its benchmark generated absolute relative returns in 2Q20; with Fund outperforming the Benchmark for the quarter. Favorable security selection effect was primarily responsible for positive excess performance, while sector allocation was negligible overall.

The Fund’s underweight to US Treasuries as compared to its benchmark contributed to positive excess return. As sector allocation had a muted effect on excess returns during the period, the Fund saw security selection contribute within its allocation to Agency CMBS. The Fund’s underweight in Agency mortgage-backed pass through securities (Agency MBS) marginally detracted during the quarter, while security selection within the allocation more than offset this.

MBS spreads have returned to their pre-COVID trading range and the Fund’s overweight to securitized assets helped performance during the period, with the asset class outperforming risk-free assets. Within securitized, all major areas of the portfolio helped during the period including agency CMBS, passthroughs and CMOs.

Outlook:

As of the end of the second quarter of 2020, we expect the Federal Reserve’s fed funds rate to remain unchanged at the zero lower bound and the front end of the Treasury yield curve to remain anchored for the foreseeable future. We believe economic demand will be variable depending on the degree of success with reopening across the US. Given the economic backdrop, we expect low inflation pressure over the next twelve months on demand slack. That said, there will likely be pockets of inflation due to supply disruptions, and we expect that accommodative monetary policy and ample fiscal support will lead to upward trending inflation over the next several years as the economy stabilizes and recovers post-COVID.

Our base case expectation is that we are transitioning through the downturn phase in most industry sectors and that monetary and fiscal support will speed the transition towards credit repair much more rapidly than is typically the case with a more traditional, late cycle downturn phase. This does not mean the economy is in the clear or that we should expect a linear, V-shaped recovery. Spread sectors like securitized may benefit in sympathy with corporate spreads.

This commentary is provided for informational purposes only and should not be construed as investment advice. Any opinions or forecasts contained herein reflect the subjective judgments and assumptions of the authors only and do not necessarily reflect the views of Loomis, Sayles & Company, L.P., or any portfolio manager. Investment recommendations may be inconsistent with these opinions. There can be no assurance that developments will transpire as forecasted and actual results will be different. Data and analysis does not represent the actual or expected future performance of any investment product. We believe the information, including that obtained from outside sources, to be correct, but we cannot guarantee its accuracy. The information is subject to change at any time without notice. Indexes are unmanaged and do not incur fees, and you may not invest directly in an index.

Past Performance is no guarantee of future results.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO REVIEW
June 30, 2020 (Unaudited)

The Fund’s performance figures* for the periods ended June 30, 2020, compared to its benchmarks:

	Six		Annualized	Annualized
	Months	One Year	Five Year	Since Inception **
TransWestern Institutional Short Duration Government Bond Fund	1.89%	3.01%	1.79%	1.72%
Bloomberg Barclays Capital Mortgage Backed Securities Index ***	3.50%	5.67%	3.23%	3.14%
Bloomberg Barclays Capital Short Treasury Index ****	0.88%	1.95%	1.31%	0.76%
Blended Benchmark Index *****	2.19%	3.81%	2.27%	1.95%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2020 prospectus, the total annual operating expenses are 0.72% before fee waivers. For performance information current to the most recent month-end, please call 1-855-881-2380.

**	Inception date is January 3, 2011.

***	The Bloomberg Barclays Capital Mortgage Backed Securities Index is an unmanaged market capitalization index which measures the performance of investment grade fixed-rate mortgage-backed pass through securities of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”) Investors may not invest in the Index directly Unlike the Fund’s returns however they do not reflect any fees or expenses

****	The Bloomberg Barclays Capital Short Treasury Index measures the performance of United States Treasury Securities with a remaining maturity between 1 to 12 months. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index. Unlike the Fund’s returns, however, they do not reflect any fees or expenses.

*****	The Blended Benchmark Index represents a blend of 50% Barclays Capital Short Treasury Index and 50% Barclays Capital Mortgage Backed Securities Index. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.

Portfolio Composition as of June 30, 2020 (Unaudited)

Holdings By Investment Type	% of Net Assets
U.S. Government Agencies	54.4%
U.S. Treasury Notes	4.3%
Short-Term Investments and Other Assets less Liabilities	41.3%
100.0%

Please refer to the Portfolio of Investments in this Report for a detailed listing of the Fund’s holdings.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020 (Unaudited)

Principal			Coupon Rate
Amount ($)		Variable Rate (%)	(%)	Maturity	Value ($)
	U.S. GOVERNMENT AGENCIES - 54.4%
	FEDERAL HOME LOAN MORTGAGE CORP. - 19.8% (a)
132,808	Freddie Mac Gold Pool G08448		5.0000	5/1/2041	148,748
603,038	Freddie Mac Gold Pool Q18571		3.5000	5/1/2043	655,453
885,434	Freddie Mac Gold Pool Q20545		3.5000	7/1/2043	963,725
171,159	Freddie Mac Gold Pool U92432		4.0000	2/1/2044	186,995
537,547	Freddie Mac Multifamily Structured Pass Through Certificates K013 A2 (b, c)		3.9740	1/25/2021	543,472
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates K029 A2 (c)		3.3200	2/25/2023	1,065,027
219,987	Freddie Mac Multifamily Structured Pass Through Certificates K725 A1 (c)		2.6660	5/25/2023	227,363
211,637	Freddie Mac Multifamily Structured Pass Through Certificates KF06 A (c, d)	US0001M +0.33	0.5125	11/25/2021	211,145
167,359	Freddie Mac Multifamily Structured Pass Through Certificates KF14 A (c, d)	US0001M +0.65	0.8325	1/25/2023	167,672
2,846,527	Freddie Mac Multifamily Structured Pass Through Certificates KF60 A (c, d)	US0001M +0.49	0.6725	2/25/2026	2,881,530
2,547,162	Freddie Mac Multifamily Structured Pass Through Certificates KF72 A (c, d)	US0001M +0.5	0.6825	11/25/2026	2,574,916
6,998,734	Freddie Mac Multifamily Structured Pass Through Certificates KF74 AS (c, d)	SOFRRATE +0.53	0.5493	1/25/2027	7,033,917
5,100,000	Freddie Mac Multifamily Structured Pass Through Certificates KF75 AL (c, d)	US0001M +0.51	0.6895	12/25/2029	5,176,380
3,219,765	Freddie Mac Multifamily Structured Pass Through Certificates KF77 AL (c, d)	US0001M +0.7	0.8825	2/25/2027	3,233,912
4,229,691	Freddie Mac Multifamily Structured Pass Through Certificates KF77 AS (c, d)	SOFR30A +0.9	0.9183	2/25/2027	4,240,363
6,075,000	Freddie Mac Multifamily Structured Pass Through Certificates KF78 AL (c, d)	US0001M +0.8	0.9825	3/25/2030	6,093,881
6,075,000	Freddie Mac Multifamily Structured Pass Through Certificates KF78 AS (c, d)	SOFR30A +1	1.0183	3/25/2030	6,093,857
1,645,000	Freddie Mac Multifamily Structured Pass Through Certificates KF79 AL (c, d)	US0001M +0.47	0.6525	5/25/2030	1,663,711
1,520,000	Freddie Mac Multifamily Structured Pass Through Certificates KF79 AS (c, d)	SOFR30A +0.58	0.6233	5/25/2030	1,530,527
47,919	Freddie Mac Multifamily Structured Pass Through Certificates KI01 A (c, d)	US0001M +0.16	0.3425	9/25/2022	47,882
2,655,000	Freddie Mac Multifamily Structured Pass Through Certificates KJ20 A2 (c)		3.7990	12/25/2025	3,021,188
1,890,000	Freddie Mac Multifamily Structured Pass Through Certificates KJ21 A2 (c)		3.7000	9/25/2026	2,142,238
213,346	Freddie Mac Multifamily Structured Pass Through Certificates KJ28 A1 (c)		1.7660	2/25/2025	221,030
4,485,000	Freddie Mac Multifamily Structured Pass Through Certificates KS12 A (c, d)	US0001M +0.65	0.8295	8/25/2029	4,523,155
1,270,685	Freddie Mac Multifamily Structured Pass Through Certificates Q008 A (c, d)	US0001M +0.39	0.5725	10/25/2045	1,275,346
190,084	Freddie Mac Non Gold Pool 1B2025 (d)	US0012M +1.862	3.7850	6/1/2034	201,115
157,996	Freddie Mac Non Gold Pool 1B2721 (d)	US0012M +1.727	3.7270	1/1/2035	166,551
74,206	Freddie Mac Non Gold Pool 1H2695 (d)	H15T1Y +2.165	3.3340	4/1/2036	74,693
224,173	Freddie Mac Non Gold Pool 1J1382 (d)	US0012M +1.64	3.7650	11/1/2036	228,538
75,330	Freddie Mac Non Gold Pool 1J1540 (d)	US0012M +2.18	4.1800	3/1/2037	76,144
234,757	Freddie Mac Non Gold Pool 1K0068 (d)	H15T1Y +2.51	4.2600	11/1/2036	235,612
391,279	Freddie Mac Non Gold Pool 1L1358 (d)	H15T1Y +2.5	4.0990	5/1/2036	413,931
145,379	Freddie Mac Non Gold Pool 1Q0092 (d)	H15T1Y +2.245	3.7670	3/1/2036	153,455
137,972	Freddie Mac Non Gold Pool 1Q0160 (d)	US0012M +1.759	4.0080	9/1/2035	144,818
52,994	Freddie Mac Non Gold Pool 1Q0647 (d)	US0012M +1.829	3.6830	11/1/2038	54,122
92,801	Freddie Mac Non Gold Pool 1Q1097 (d)	US0012M +1.739	3.7380	4/1/2037	94,310
120,372	Freddie Mac Non Gold Pool 1Q1104 (d)	US0012M +1.724	3.7840	4/1/2037	127,121
49,680	Freddie Mac Non Gold Pool 1Q1131 (d)	US0006M +1.701	3.1160	6/1/2037	50,032
122,002	Freddie Mac Non Gold Pool 1Q1302 (d)	US0012M +1.636	3.5240	11/1/2038	123,099
1,075,615	Freddie Mac Non Gold Pool 1Q1380 (d)	US0012M +1.91	3.8690	3/1/2038	1,142,496
77,873	Freddie Mac Non Gold Pool 1Q1446 (d)	H15T1Y +1.869	3.6480	9/1/2038	78,435
234,082	Freddie Mac Non Gold Pool 2B7388 (d)	US0012M +1.841	2.7590	1/1/2046	244,431
11,868	Freddie Mac Non Gold Pool 407736 (d)	H15T1Y +2.125	3.7500	1/1/2023	11,963
3,828	Freddie Mac Non Gold Pool 420181 (d)	COF 11 +1.25	5.8910	8/1/2020	3,820
6,358	Freddie Mac Non Gold Pool 420198 (d)	COF 11 +1.25	5.9140	10/1/2020	6,370
8,732	Freddie Mac Non Gold Pool 420199 (d)	COF 11 +1.25	5.9550	11/1/2020	8,726
981,705	Freddie Mac Non Gold Pool 780722 (d)	H15T1Y +2.22	4.4890	8/1/2033	1,022,124
160,170	Freddie Mac Non Gold Pool 783000 (d)	H15T1Y +2.28	3.9960	1/1/2035	161,356
201,807	Freddie Mac Non Gold Pool 783028 (d)	H15T1Y +2.25	3.7590	2/1/2035	212,698
8,970	Freddie Mac Non Gold Pool 845830 (d)	US0006M +1.73	3.0060	7/1/2024	9,085
324,053	Freddie Mac Non Gold Pool 847103 (d)	H15T1Y +2.29	3.9730	1/1/2033	326,627
35,448	Freddie Mac Non Gold Pool 848565 (d)	US0012M +1.734	3.9090	12/1/2037	35,587
81,571	Freddie Mac Non Gold Pool 848568 (d)	H15T1Y +2.21	3.9830	9/1/2038	82,250
199,245	Freddie Mac Non Gold Pool 848575 (d)	H15T1Y +2.27	3.9340	2/1/2036	209,533
200,543	Freddie Mac Non Gold Pool 848685 (d)	H15T1Y +2.286	4.0260	2/1/2036	211,071
673,205	Freddie Mac Non Gold Pool 848690 (d)	H15T1Y +2.248	4.1190	3/1/2037	706,894
1,609,359	Freddie Mac Non Gold Pool 848949 (d)	H15T1Y +2.247	4.3260	9/1/2038	1,685,664
548,795	Freddie Mac Non Gold Pool 849046 (d)	US0012M +1.896	3.6500	9/1/2041	579,337
113,952	Freddie Mac Non Gold Pool 972132 (d)	H15T1Y +2.225	4.0170	11/1/2033	119,316
47,048	Freddie Mac Non Gold Pool 972257 (d)	US0012M +1.785	3.5350	5/1/2037	47,754
1,421,830	Freddie Mac Pool SB8031		2.5000	2/1/2035	1,490,517
97,495	Freddie Mac REMICS 1628 LZ (c)		6.5000	12/15/2023	103,609

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020 (Unaudited) (Continued)

Principal			Coupon Rate
Amount ($)		Variable Rate (%)	(%)	Maturity	Value ($)
	U.S. GOVERNMENT AGENCIES - 54.4% (continued)
	FEDERAL HOME LOAN MORTGAGE CORP. - 19.8% (a)(continued)
88,700	Freddie Mac REMICS 2102 PE (c)		6.5000	12/15/2028	102,125
58,142	Freddie Mac REMICS 2131 ZB (c)		6.0000	3/15/2029	64,087
25,874	Freddie Mac REMICS 2412 OF (c, d)	US0001M +0.95	1.1347	12/15/2031	25,849
46,497	Freddie Mac REMICS 2448 FV (c, d)	US0001M +1	1.1847	3/15/2032	46,838
13,406	Freddie Mac REMICS 2450 FW (c, d)	US0001M +0.5	0.6847	3/15/2032	13,286
146,613	Freddie Mac REMICS 2526 FC (c, d)	US0001M +0.4	0.5848	11/15/2032	146,187
18,048	Freddie Mac REMICS 2557 WF (c, d)	US0001M +0.4	0.5848	1/15/2033	17,825
71,351	Freddie Mac REMICS 2581 FD (c, d)	US0001M +0.75	0.9348	12/15/2032	70,262
46,681	Freddie Mac REMICS 2768 PW (c)		4.2500	3/15/2034	52,085
25,784	Freddie Mac REMICS 2881 AG (c)		4.5000	8/15/2034	26,314
445,474	Freddie Mac REMICS 2903 Z (c)		5.0000	12/15/2024	474,330
333,076	Freddie Mac REMICS 2978 JG (c)		5.5000	5/15/2035	376,823
539,035	Freddie Mac REMICS 3036 NE (c)		5.0000	9/15/2035	621,564
55,623	Freddie Mac REMICS 3104 DH (c)		5.0000	1/15/2026	58,962
430,979	Freddie Mac REMICS 3412 AY (c)		5.5000	2/15/2038	490,564
212,979	Freddie Mac REMICS 3561 W (c)		2.8381	6/15/2048	228,792
358,530	Freddie Mac REMICS 3620 AT (c, d)		3.8838	12/15/2036	392,447
107,845	Freddie Mac REMICS 3862 GA (c)		4.0000	4/15/2041	119,526
					69,894,503
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.8% (a)
469,272	Fannie Mae-Aces 2015-M17 FA (c, d)	US0001M +0.93	1.6482	11/25/2022	470,192
2,970,000	Fannie Mae-Aces 2017-M14 A2 (b, c)		2.9716	11/25/2027	3,329,835
2,000,000	Fannie Mae-Aces 2017-M3 A2 (b, c)		2.5653	12/25/2026	2,177,662
16,541	Fannie Mae Pool 202436 (d)	H15T3Y +2.23	3.8550	2/1/2023	16,763
5,782	Fannie Mae Pool 303212 (d)	US0006M +2.092	3.9670	2/1/2025	5,858
215,911	Fannie Mae Pool 555375		6.0000	4/1/2033	252,011
69,528	Fannie Mae Pool 583934 (d)	H15T1Y +2.27	3.6450	5/1/2031	69,667
95,373	Fannie Mae Pool 619105 (d)	H15T1Y +2.125	3.6250	5/1/2032	95,934
23,944	Fannie Mae Pool 642012 (d)	H15T1Y +2.265	3.7650	5/1/2032	24,083
43,921	Fannie Mae Pool 684842 (d)	H15T1Y +2.434	3.9770	1/1/2030	44,246
248,375	Fannie Mae Pool 699985 (d)	H15T1Y +2.192	3.6920	4/1/2033	250,264
163,914	Fannie Mae Pool 721424 (d)	H15T1Y +2.287	4.4450	6/1/2033	164,145
26,590	Fannie Mae Pool 725052 (d)	H15T1Y +2.162	3.6620	7/1/2033	26,758
11,601	Fannie Mae Pool 725320 (d)	H15T1Y +2.244	3.7050	8/1/2039	11,722
94,684	Fannie Mae Pool 725392 (d)	H15T1Y +2.214	3.7790	4/1/2034	96,451
19,772	Fannie Mae Pool 732087 (d)	H15T1Y +2.44	4.8150	8/1/2033	19,846
102,366	Fannie Mae Pool 735667		5.0000	7/1/2035	117,514
69,875	Fannie Mae Pool 748848 (d)	H15T1Y +2.273	4.6480	6/1/2037	73,065
150,594	Fannie Mae Pool 751930 (d)	US0012M +1.75	3.6250	10/1/2033	151,523
73,728	Fannie Mae Pool 762519		5.5000	11/1/2023	77,306
64,618	Fannie Mae Pool 766907 (d)	US0012M +1.8	3.8000	3/1/2034	68,406
58,353	Fannie Mae Pool 783245 (d)	12MTA +1.2	2.8910	4/1/2034	57,764
37,721	Fannie Mae Pool 803338 (d)	12MTA +1.2	2.8910	9/1/2044	37,913
298,812	Fannie Mae Pool 805753 (d)	H15T1Y +2.313	3.9380	1/1/2035	314,619
271,869	Fannie Mae Pool 813637 (d)	H15T1Y +2.185	3.8100	1/1/2036	283,659
119,653	Fannie Mae Pool 813844 (d)	US0006M +1.532	3.2850	1/1/2035	123,256
43,166	Fannie Mae Pool 823235 (d)	US0012M +2.473	3.3480	6/1/2035	43,667
263,833	Fannie Mae Pool 829608 (d)	H15T1Y +2.223	4.3660	8/1/2035	276,281
106,502	Fannie Mae Pool 832249 (d)	US0012M +1.561	4.2010	8/1/2035	107,152
92,677	Fannie Mae Pool 838444 (d)	H15T1Y +2.223	4.3030	8/1/2035	93,314
185,611	Fannie Mae Pool 838948 (d)	US0006M +1.51	3.3250	8/1/2035	191,105
16,159	Fannie Mae Pool 844532 (d)	12MTA +1.748	3.4610	11/1/2035	16,579
15,758	Fannie Mae Pool 846695 (d)	US0006M +2.55	4.1430	11/1/2035	15,922
280,335	Fannie Mae Pool 846749 (d)	US0006M +2.342	4.0450	1/1/2036	282,812
38,371	Fannie Mae Pool 863729 (d)	H15T1Y +2.268	3.8930	1/1/2036	38,599
18,743	Fannie Mae Pool 879683 (d)	H15T1Y +2.145	4.2770	9/1/2036	19,145
36,745	Fannie Mae Pool 880366 (d)	US0006M +1.43	3.0150	2/1/2036	37,735
198,475	Fannie Mae Pool 880373 (d)	US0012M +1.556	3.5520	2/1/2036	208,013
57,089	Fannie Mae Pool 886376 (d)	12MTA +2.329	4.0240	8/1/2036	59,890
250,464	Fannie Mae Pool 888310 (d)	US0012M +1.609	3.5720	4/1/2037	254,104
109,160	Fannie Mae Pool 888628 (d)	US0012M +1.794	3.8760	7/1/2037	110,241
407,594	Fannie Mae Pool 889819 (d)	US0012M +1.56	3.6350	4/1/2037	427,216
271,850	Fannie Mae Pool 889822 (d)	US0012M +1.591	3.7390	7/1/2035	284,600

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020 (Unaudited) (Continued)

Principal			Coupon Rate
Amount ($)		Variable Rate (%)	(%)	Maturity	Value ($)
	U.S. GOVERNMENT AGENCIES - 54.4% (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.8% (a)(continued)
213,539	Fannie Mae Pool 894110 (d)	12MTA +2.225	3.9500	10/1/2036	213,579
15,655	Fannie Mae Pool 89417 (d)	H15BDI6M +1.75	4.5000	7/1/2029	15,817
50,073	Fannie Mae Pool 894530 (d)	H15T1Y +2.516	4.1990	5/1/2035	52,756
9,448	Fannie Mae Pool 899633		5.5000	7/1/2037	10,580
225,215	Fannie Mae Pool 900197 (d)	US0012M +2.075	4.2690	10/1/2036	240,388
19,352	Fannie Mae Pool 906281 (d)	US0012M +1.754	3.7950	1/1/2037	19,712
690,419	Fannie Mae Pool 910289 (d)	US0012M +1.806	3.8060	3/1/2037	733,060
221,288	Fannie Mae Pool 920847 (d)	H15T1Y +2.5	4.1040	8/1/2036	235,203
194,275	Fannie Mae Pool 964244 (d)	US0012M +1.619	4.3690	7/1/2038	197,793
171,720	Fannie Mae Pool 964760 (d)	US0012M +1.657	4.3470	8/1/2038	172,756
118,897	Fannie Mae Pool 995008 (d)	12MTA +2.293	3.9930	10/1/2036	124,529
28,337	Fannie Mae Pool 995134 (d)	H15T1Y +2.164	3.9340	6/1/2036	29,718
61,603	Fannie Mae Pool 995269 (d)	US0006M +1.54	3.0850	7/1/2035	63,522
30,947	Fannie Mae Pool 995552 (d)	H15T1Y +2.177	3.8970	5/1/2035	31,713
25,527	Fannie Mae Pool 995949 (d)	12MTA +2.342	4.0430	9/1/2036	25,669
605,794	Fannie Mae Pool AB5519		3.5000	7/1/2042	649,237
233,906	Fannie Mae Pool AB5688		3.5000	7/1/2037	252,869
911,959	Fannie Mae Pool AB7016		4.0000	11/1/2042	995,119
405,210	Fannie Mae Pool AB9096		4.0000	4/1/2043	442,166
56,554	Fannie Mae Pool AC2472		5.0000	6/1/2040	63,295
39,941	Fannie Mae Pool AC8301 (d)	US0012M +1.81	3.8100	12/1/2039	40,290
552,990	Fannie Mae Pool AD0541 (d)	H15T1Y +2.173	4.2760	11/1/2033	576,399
234,405	Fannie Mae Pool AD0959 (d)	US0006M +2.265	3.7860	7/1/2037	248,181
178,771	Fannie Mae Pool AE0354 (d)	US0012M +1.725	3.9400	9/1/2037	188,963
104,479	Fannie Mae Pool AE0870 (d)	US0012M +1.68	3.8010	11/1/2036	109,889
146,468	Fannie Mae Pool AI4385 (d)	US0012M +1.8	3.8000	12/1/2041	147,783
569,477	Fannie Mae Pool AJ0875 (d)	US0012M +1.8	3.7340	10/1/2041	597,802
172,160	Fannie Mae Pool AL0332 (d)	H15T1Y +2.136	3.9670	9/1/2034	179,935
168,799	Fannie Mae Pool AL0361 (d)	H15T1Y +2.223	4.5980	7/1/2035	169,394
27,361	Fannie Mae Pool AL0883 (d)	US0012M +1.106	2.9980	1/1/2038	27,534
80,820	Fannie Mae Pool AL0920		5.0000	7/1/2037	92,784
931,387	Fannie Mae Pool AL1270 (d)	H15T1Y +2.19	4.0480	10/1/2034	974,451
77,449	Fannie Mae Pool AL1271 (d)	H15T1Y +2.287	4.2710	10/1/2033	77,922
343,712	Fannie Mae Pool AL1288 (d)	US0012M +1.622	3.9600	9/1/2037	359,228
1,321,133	Fannie Mae Pool AL1890 (d)	US0012M +1.904	3.7630	3/1/2037	1,405,657
54,143	Fannie Mae Pool AL2559 (d)	US0012M +1.801	4.2790	7/1/2041	54,708
1,053,387	Fannie Mae Pool AO4163		3.5000	6/1/2042	1,139,094
5,029,143	Fannie Mae Pool AO8169		3.5000	9/1/2042	5,438,442
1,382,307	Fannie Mae Pool AQ6238		3.5000	12/1/2042	1,493,972
752,977	Fannie Mae Pool AQ9715		3.0000	1/1/2043	805,491
2,040,000	Fannie Mae Pool BL0481		3.5800	1/1/2026	2,291,363
3,882,096	Fannie Mae Pool BM1078 (d)	H15T1Y +2.174	3.9180	12/1/2040	4,058,784
950,403	Fannie Mae Pool MA1404		3.5000	4/1/2043	1,027,708
1,157,924	Fannie Mae Pool MA3536		4.0000	12/1/2048	1,226,436
591	Fannie Mae REMICS 1999-57 FC (c, d)	US0001M +0.25	0.4439	11/17/2029	584
353,620	Fannie Mae REMICS 2000-45 FD (c, d)	US0001M +0.55	0.7437	12/18/2030	352,415
242,550	Fannie Mae REMICS 2000-45 FG (c, d)	US0001M +0.55	0.7437	12/18/2030	241,724
59,760	Fannie Mae REMICS 2002-16 VF (c, d)	US0001M +0.55	0.7345	4/25/2032	59,289
101,554	Fannie Mae REMICS 2002-30 FB (c, d)	US0001M +1	1.1845	8/25/2031	102,507
24,442	Fannie Mae REMICS 2002-71 AP (c)		5.0000	11/25/2032	26,715
132,702	Fannie Mae REMICS 2003-134 FC (c, d)	US0001M +0.6	0.7845	12/25/2032	133,209
4,643	Fannie Mae REMICS 2003-35 FG (c, d)	US0001M +0.3	0.4845	5/25/2033	4,577
20,155	Fannie Mae REMICS 2003-41 JW (c)		5.0000	5/25/2023	20,436
163,173	Fannie Mae REMICS 2005-100 BQ (c)		5.5000	11/25/2025	170,563
47,956	Fannie Mae REMICS 2005-29 WQ (c)		5.5000	4/25/2035	55,832
136,400	Fannie Mae REMICS 2008-86 LA (b,c)		3.5079	8/25/2038	148,777
150,336	Fannie Mae REMICS 2009-50 PT (b, c)		6.2039	5/25/2037	176,979
993,912	Fannie Mae REMICS 2010-135 FD (c, d)	US0001M +0.5	0.6845	6/25/2039	994,423
4,644,205	Fannie Mae REMICS 2010-141 FB (c, d)	US0001M +0.47	0.6545	12/25/2040	4,664,288
660,936	Fannie Mae REMICS 2010-60 HB (c)		5.0000	6/25/2040	759,848
192,806	Fannie Mae REMICS 2011-39 ZA (c)		6.0000	11/25/2032	224,587
3,900,336	Fannie Mae REMICS 2012-121 AF (c, d)	US0001M +0.38	0.5645	11/25/2042	3,892,068

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020 (Unaudited) (Continued)

Principal			Coupon Rate
Amount ($)		Variable Rate (%)	(%)	Maturity	Value ($)
	U.S. GOVERNMENT AGENCIES - 54.4% (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.8% (a)(continued)
485,407	Fannie Mae REMICS 2013-63 YF (c, d)	US0001M +1	1.1845	6/25/2043	479,175
4,884,540	Fannie Mae REMICS 2014-19 FQ (c, d)	US0001M +0.35	0.5345	4/25/2044	4,882,827
3,617,102	Fannie Mae REMICS 2014-63 FL (c, d)	US0001M +0.4	0.5845	10/25/2044	3,610,125
2,736,780	Fannie Mae REMICS 2015-4 BF (c, d)	US0001M +0.4	0.5845	2/25/2045	2,735,264
4,607,253	Fannie Mae REMICS 2020-35 FA (c, d)	US0001M +0.5	0.6709	6/25/2050	4,607,756
435	Fannie Mae REMICS G92-25 FA (c, d)	US0001M +0.9	1.0845	5/25/2022	431
					66,472,927
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 15.8%
33,419	Ginnie Mae II Pool 710063 (b)		4.6500	1/20/2061	34,105
20,568	Ginnie Mae II Pool 710065 (b)		4.8100	2/20/2061	22,095
12,836	Ginnie Mae II Pool 710084 (b)		4.7000	8/20/2061	13,198
1,092	Ginnie Mae II Pool 751387 (b)		4.7420	1/20/2061	1,184
214,843	Ginnie Mae II Pool 751408 (b)		4.8170	6/20/2061	225,728
1,952	Ginnie Mae II Pool 756713 (b)		4.6320	3/20/2062	1,952
4,277	Ginnie Mae II Pool 757339 (b)		4.8620	2/20/2062	4,427
8,301	Ginnie Mae II Pool 757348 (b)		4.8490	6/20/2062	8,648
13,673	Ginnie Mae II Pool 759745 (b)		4.8150	5/20/2062	14,683
114,326	Ginnie Mae II Pool 765229 (b)		4.5530	11/20/2062	115,858
19,359	Ginnie Mae II Pool 766540 (b)		4.5830	7/20/2062	19,682
98,671	Ginnie Mae II Pool 766542 (b)		4.5900	11/20/2062	100,013
10,368	Ginnie Mae II Pool 766556 (b)		4.7550	8/20/2062	10,889
36,543	Ginnie Mae II Pool 773431 (b)		4.5310	12/20/2061	40,247
1,419	Ginnie Mae II Pool 773437 (b)		4.4850	2/20/2062	1,476
306,773	Ginnie Mae II Pool 777428 (b)		4.2850	2/20/2063	312,717
31,118	Ginnie Mae II Pool 777432 (b)		4.5990	10/20/2062	32,308
352,354	Ginnie Mae II Pool 777440 (b)		4.5060	12/20/2062	364,967
292,549	Ginnie Mae II Pool 891616 (d)	H15T1Y +1.4	1.5700	6/20/2058	296,821
65,885	Ginnie Mae II Pool 894704 (d)	H15T1Y +0.887	1.0570	10/20/2061	66,358
1,885,313	Ginnie Mae II Pool 896363 (d)	H15T1Y +0.744	0.9140	7/20/2062	1,890,734
541,919	Ginnie Mae II Pool 896982 (d)	H15T1Y +1.14	1.3100	12/20/2061	546,444
709,623	Ginnie Mae II Pool 897906 (d)	H15T1Y +0.828	0.9980	6/20/2062	713,979
149,823	Ginnie Mae II Pool 898416 (d)	US0001M +1.968	2.9570	2/20/2063	154,928
941,633	Ginnie Mae II Pool 898433 (d)	US0001M +2.171	3.1600	1/20/2063	974,350
719,010	Ginnie Mae II Pool 898436 (d)	US0001M +2.193	3.1820	2/20/2063	744,098
454,444	Ginnie Mae II Pool 899072 (d)	US0001M +2.0364	3.0250	10/20/2062	470,710
1,704,878	Ginnie Mae II Pool 899633 (d)	US0001M +2.097	3.0870	1/20/2063	1,773,703
1,124,372	Ginnie Mae II Pool 899650 (d)	US0001M +1.89	2.8790	2/20/2063	1,165,885
685,267	Ginnie Mae II Pool 899651 (d)	US0001M +2.358	3.3470	2/20/2063	714,175
1,601,655	Ginnie Mae II Pool 899765 (d)	US0001M +2.027	3.0160	2/20/2063	1,665,714
73,157	Ginnie Mae II Pool AE9606 (d)	H15T1Y +1.14	1.3100	8/20/2064	73,945
32,038	Ginnie Mae II Pool AF5211 (d)	H15T1Y +1.39	1.5600	11/20/2063	32,536
40,669	Ginnie Mae II Pool AG8190 (d)	H15T1Y +1.136	1.3060	9/20/2064	41,103
70,964	Ginnie Mae II Pool AG8209 (d)	H15T1Y +0.87	1.0400	10/20/2064	71,458
54,834	Ginnie Mae II Pool AG8275 (d)	H15T1Y +1.136	1.3060	3/20/2065	55,446
74,791	Ginnie Mae II Pool AK0197 (d)	H15T1Y +0.713	0.8830	9/20/2064	75,060
64,313	Government National Mortgage Association 2003-72 Z (b, c)		5.2911	11/16/2045	71,187
11,775	Government National Mortgage Association 2003-88 Z (b, c)		5.4383	3/16/2046	12,702
81,395	Government National Mortgage Association 2010-H03 FA (c, d)	US0001M +0.55	0.7238	3/20/2060	81,469
365,888	Government National Mortgage Association 2010-H28 FE (c, d)	US0001M +0.4	0.7034	12/20/2060	364,932
1,929,613	Government National Mortgage Association 2011-129 FB (c, d)	US0001M +0.25	0.4451	6/16/2026	1,919,189
226,693	Government National Mortgage Association 2011-H01 AF (c, d)	US0001M +0.45	0.7534	11/20/2060	226,354
282,706	Government National Mortgage Association 2011-H03 FA (c, d)	US0001M +0.5	0.8034	1/20/2061	282,645
488,351	Government National Mortgage Association 2011-H06 FA (c, d)	US0001M +0.45	0.7534	2/20/2061	487,613
973,065	Government National Mortgage Association 2011-H07 FA (c, d)	US0001M +0.5	0.8034	2/20/2061	972,957
74,171	Government National Mortgage Association 2011-H08 FA (c, d)	US0001M +0.6	0.9034	2/20/2061	74,313
307,725	Government National Mortgage Association 2011-H08 FG (c, d)	US0001M +0.48	0.7834	3/20/2061	307,520
336,178	Government National Mortgage Association 2011-H09 AF (c, d)	US0001M +0.5	0.8034	3/20/2061	336,118
121,368	Government National Mortgage Association 2011-H11 FA (c, d)	US0001M +0.5	0.8034	3/20/2061	121,342
116,836	Government National Mortgage Association 2011-H15 FA (c, d)	US0001M +0.45	0.7534	6/20/2061	116,664
10,728	Government National Mortgage Association 2011-H23 HA (c)		3.0000	12/20/2061	10,985
16,250	Government National Mortgage Association 2012-124 HT (b, c)		6.5000	7/20/2032	15,923

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020 (Unaudited) (Continued)

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Value ($)
	U.S. GOVERNMENT AGENCIES - 54.4% (continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 15.8% (continued)
460,025	Government National Mortgage Association 2012-H11 FA (c, d)	US0001M +0.7	1.0034	2/20/2062	461,947
620,247	Government National Mortgage Association 2012-H20 PT (c, d)		1.0155	7/20/2062	619,865
74,173	Government National Mortgage Association 2012-H21 CF (c, d)	US0001M +0.7	1.0034	5/20/2061	74,025
72,086	Government National Mortgage Association 2012-H29 HF (c, d)	US0001M +0.5	0.8034	10/20/2062	71,672
25,641	Government National Mortgage Association 2013-H02 GF (c, d)	US0001M +0.5	0.8034	12/20/2062	25,365
1,445,907	Government National Mortgage Association 2013-H22 FT (c, d)	H15T1Y +0.65	0.8200	4/20/2063	1,440,843
1,118,806	Government National Mortgage Association 2013-H25 SA (c, d)	US0001M +0.75	1.0534	10/20/2063	1,128,437
4,241,806	Government National Mortgage Association 2014-H12 HZ (b, c)		4.6000	6/20/2064	4,717,975
938,674	Government National Mortgage Association 2014-H14 FA (c, d)	US0001M +0.5	1.5163	7/20/2064	938,364
857,810	Government National Mortgage Association 2014-H14 GF (c, d)	US0001M +0.47	0.7734	7/20/2064	857,039
685,085	Government National Mortgage Association 2014-H15 FA (c, d)	US0001M +0.5	0.8034	7/20/2064	684,816
549,852	Government National Mortgage Association 2014-H16 FL (c, d)	US0001M +0.47	1.4862	7/20/2064	546,484
270,613	Government National Mortgage Association 2015-H04 FL (c, d)	US0001M +0.47	0.7734	2/20/2065	270,264
32,870	Government National Mortgage Association 2015-H05 FA (c, d)	US0001M +0.3	0.6034	4/20/2061	32,632
25,919	Government National Mortgage Association 2015-H09 HA (c)		1.7500	3/20/2065	25,899
15,328	Government National Mortgage Association 2015-H11 FA (c, d)	US0001M +0.25	0.5534	4/20/2065	15,203
100,201	Government National Mortgage Association 2015-H12 FL (c, d)	US0001M +0.23	0.5334	5/20/2065	99,544
63,888	Government National Mortgage Association 2015-H13 FL (c, d)	US0001M +0.28	0.5834	5/20/2063	63,341
103,723	Government National Mortgage Association 2015-H19 FH (c, d)	US0001M +0.3	0.6034	7/20/2065	102,962
1,278,507	Government National Mortgage Association 2015-H27 FA (c, d)	US0001M +0.75	1.0534	9/20/2065	1,287,906
665,392	Government National Mortgage Association 2016-H02 FH (c, d)	US0001M +1	1.3034	1/20/2066	672,971
602,981	Government National Mortgage Association 2016-H10 FJ (c, d)	US0001M +0.6	0.9034	4/20/2066	603,388
234,204	Government National Mortgage Association 2016-H19 FJ (c, d)	US0001M +0.4	0.7034	9/20/2063	234,112
5,593,341	Government National Mortgage Association 2017-H05 FC (c, d)	US0001M +0.75	1.0534	2/20/2067	5,639,500
355,881	Government National Mortgage Association 2017-H24 FJ (c, d)	US0001M +0.25	0.5534	10/20/2067	355,643
136,109	Government National Mortgage Association 2018-H02 FJ (c, d)	US0001M +0.2	0.5034	10/20/2064	135,853
321,524	Government National Mortgage Association 2018-H04 FG (c, d)	US0001M +0.28	0.5834	2/20/2068	317,372
1,467,220	Government National Mortgage Association 2018-H11 FJ (c, d)	US0012M +0.08	2.5903	6/20/2068	1,451,673
258,623	Government National Mortgage Association 2019-H13 FT (c, d)	H15T1Y +0.45	0.6200	8/20/2069	256,776
6,743,273	Government National Mortgage Association 2020-H02 FG (c, d)	US0001M +0.6	0.9034	1/20/2070	6,771,049
4,903,374	Government National Mortgage Association 2020-H04 FP (c, d)	US0001M +0.5	0.8034	6/20/2069	4,901,037
2,912,953	Government National Mortgage Association 2020-H07 FL (c, d)	US0001M +0.65	0.8400	4/20/2070	2,925,528
					55,983,022

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $189,305,712)				192,350,452

	U.S. TREASURY NOTES - 4.3%
10,370,000	United States Treasury Note/Bond		0.1250	6/30/2022	10,364,329
4,885,000	United States Treasury Note/Bond		0.2500	6/30/2025	4,876,031
	TOTAL U.S. TREASURY NOTES (Cost - $15,221,596)				15,240,360

	SHORT TERM INVESTMENTS - 39.2%
	U.S GOVERNMENT & AGENCY DISCOUNT NOTES - 3.3%
6,470,000	Federal Home Loan		0.0003	7/6/2020	6,469,935
4,995,000	Federal Home Loan		0.0002	7/8/2020	4,994,976
					11,464,911
	U.S. TREASURY BILLS - 35.9%
3,100,000	United States Treasury Bill		0.0004	7/2/2020	3,099,993
12,725,000	United States Treasury Bill		0.0009	7/21/2020	12,724,251
12,915,000	United States Treasury Bill		0.0153	7/23/2020	12,914,112
4,770,000	United States Treasury Bill		0.0012	8/6/2020	4,769,475
14,480,000	United States Treasury Bill		0.0149	8/13/2020	14,477,838
14,625,000	United States Treasury Bill		0.0022	9/10/2020	14,621,394
14,625,000	United States Treasury Bill		0.0021	9/24/2020	14,620,338
20,070,000	United States Treasury Bill		0.0022	10/8/2020	20,061,997
15,105,000	United States Treasury Bill		0.0017	11/5/2020	15,097,007
12,080,000	United States Treasury Bill		0.0017	12/10/2020	12,071,846
2,415,000	United States Treasury Bill		0.0022	3/25/2021	2,412,224
					126,870,475

	TOTAL SHORT TERM INVESTMENTS (Cost - $138,306,316)				138,335,386

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020 (Unaudited) (Continued)

Value ($)

TOTAL INVESTMENTS - 97.9% (Cost - $342,833,624)	$345,926,198
OTHER ASSETS LESS LIABILITIES - 2.1%	7,590,697
TOTAL NET ASSETS - 100.0%	$353,516,895

12MTA - 12 Month Treasury Average

COF 11 - Cost of Funds Index

H15BDI6M - US Treasury Bill 6 Month Auction High Discount Rate

H15T1Y - US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year

H15T3Y - US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year

LIBOR01M - London Interbank Offered Rate 1 Month

SOFRRATE - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

US0001M - 1 month US Dollar USD LIBOR interest rate

US0006M - 6 month US Dollar USD LIBOR interest rate

US0012M - 12 month US Dollar USD LIBOR interest rate

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(b)	Variable rate security; the rate shown represents the rate on June 30, 2020.

(c)	Collateralized mortgage obligation (CMO).

(d)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

ASSETS
Investment securities:
At cost	$342,833,624
At value	$345,926,198
Cash	2,379,935
Receivable for securities sold	12,379,739
Receivable for Fund shares sold	5,000,000
Principal paydown receivable	450,393
Interest receivable	286,921
Prepaid expenses and other assets	774
TOTAL ASSETS	366,423,960

LIABILITIES
Payable for investments purchased	12,669,911
Distributions payable	57,571
Investment advisory fees payable	115,505
Payable to related parties	23,029
Distribution (12b-1) fees payable	27,491
Trustee fees payable	1,176
Accrued expenses and other liabilities	12,382
TOTAL LIABILITIES	12,907,065
NET ASSETS	$353,516,895

Net Assets Consist Of:
Paid in capital	368,546,781
Accumulated loss	(15,029,886)
NET ASSETS	$353,516,895

Net Asset Value Per Share:
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	36,059,670
Net asset value (Net Assets divided by Shares Outstanding), offering price and redemption price per share (a)	$9.80

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 0.25%.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2020

INVESTMENT INCOME
Interest	$1,485,087
TOTAL INVESTMENT INCOME	1,485,087

EXPENSES
Investment advisory fees	528,226
Distribution (12b-1) fees	117,383
Administrative services fees	76,080
Accounting services fees	26,787
Compliance officer fees	15,213
Transfer agent fees	10,580
Legal fees	10,905
Audit fees	9,106
Trustees’ fees and expenses	9,738
Custodian fees	7,880
Printing and postage expenses	3,731
Insurance expense	1,882
Registration fees	916
Other expenses	1,278
TOTAL EXPENSES	819,705
Less: Fees waived by the Advisor	(53,498)
NET EXPENSES	766,207

NET INVESTMENT INCOME	718,880

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investment transactions	716,502
Net change in unrealized appreciation on investments	2,405,244
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,121,746

NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,840,626

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
FROM OPERATIONS
Net investment income	$718,880	$2,138,852
Net realized gain from investment transactions	716,502	563,363
Net change in unrealized appreciation on investments	2,405,244	3,192,125
Net increase in net assets resulting from operations	3,840,626	5,894,340

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,290,187)	(4,114,832)
Net decrease in net assets from distributions to shareholders	(1,290,187)	(4,114,832)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	246,179,313	13,000,000
Net asset value of shares issued in reinvestment of distributions to shareholders	801,635	2,229,800
Payments for shares redeemed	(57,154,495)	(35,662,257)
Net increase/(decrease) in net assets from shares of beneficial interest	189,826,453	(20,432,457)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	192,376,892	(18,652,949)

NET ASSETS
Beginning of year	161,140,003	179,792,952
End of year	$353,516,895	$161,140,003

SHARE ACTIVITY
Shares sold	25,179,045	1,340,424
Shares reinvested	82,109	230,927
Shares redeemed	(5,848,242)	(3,702,977)
Net increase/(decrease) in shares of beneficial interest outstanding	19,412,912	(2,131,626)

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2020		December 31,	December 31,	December 31,		December 31,		December 31,
	(Unaudited)		2019	2018	2017		2016		2015
Net Asset Value, Beginning of Period	$9.68		$9.57	$9.71	$9.78		$9.85		$9.98
Income (loss) from investment operations:
Net investment income (1)	0.03		0.13	0.13	0.11		0.10		0.11
Net realized and unrealized gain (loss) on investments	0.15		0.23	(0.03)	0.02		0.01		(0.07)
Total from investment operations	0.18		0.36	0.10	0.13		0.11		0.04
Less distributions from:
Net investment income	(0.06)		(0.25)	(0.24)	(0.20)		(0.18)		(0.17)
Total from distributions	(0.06)		(0.25)	(0.24)	(0.20)		(0.18)		(0.17)
Net Asset Value, End of Period	$9.80		$9.68	$9.57	$9.71		$9.78		$9.85
Total return (2)	1.89	% (4)	3.78%	1.04%	1.31%		1.06%		0.38%

Net assets, end of period (000s)	$353,517		$161,140	$179,793	$270,353		$326,889		$361,006
Ratio of gross expenses to average net assets	0.70	% (5)	0.72%	0.70%	0.69%		0.67%		0.67%
Ratio of net expenses to average net assets	0.65	% (5)	0.65%	0.65%	0.65%		0.65%		0.65%
Ratio of net investment income to average net assets	0.61	% (5)	1.32%	1.33%	1.09%		1.02%		1.06%
Portfolio Turnover Rate	241	% (4)	431%	197%	133	% (3)	108	% (3)	27	% (3)

(1)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends, and capital gain distributions, if any, and exclude the effect of applicable sales loads. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(3)	The portfolio turnover rate excludes dollar roll transactions for the year ended December 31, 2017, the year ended December 31, 2016 and the year ended December 31, 2015. If these were included in the calculation the turnover percentage would be 160%, 134%, and 60%, respectively. The fund had no dollar rolls for years ended December 31, 2018 and December 31, 2019 or the six months ended June 30, 2020.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2020

1.	ORGANIZATION

The TransWestern Institutional Short Duration Government Bond Fund (the “Fund”) is a separate diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”). The trust is organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide income consistent with liquidity, and limited credit and interest rate risk. The Fund commenced operations on January 3, 2011, and is offered at net asset value (“NAV”) without a sales charge.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at-the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS(Unaudited) (Continued)
June 30, 2020

substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other assets held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020, for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$—	$192,350,452	$—	$192,350,452
U.S. Treasury Notes	—	15,240,360	—	15,240,360
Short-Term Investments	—	138,335,386	—	138,335,386
Total	$—	$345,926,198	$—	$345,926,198

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS(Unaudited) (Continued)
June 30, 2020

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAVs per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986 as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2017 to December 31, 2019, or expected to be taken in the Fund’s December 31, 2020 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Ohio (Nebraska in prior years), and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

When-Issued and Delayed-Delivery Transactions – The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Fund accounts for mortgage dollar rolls as purchases and sales transactions. For the six months ended June 30, 2020 the Fund did not hold any dollar roll transactions.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS(Unaudited) (Continued)
June 30, 2020

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2020, the cost of purchases and proceeds from sales of U.S. government securities, other than short-term investments, amounted to $459,172,399 and $353,743,541, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

TransWestern Capital Advisors, LLC serves as the Fund’s investment advisor (the “Advisor”) and Loomis, Sayles & Company, L.P. serves as the Fund’s sub-advisor (the “Sub-Advisor”). Pursuant to an advisory agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets. Subject to the authority of the Board and oversight by the Advisor, the Sub-Advisor is responsible for day-to-day execution of the Fund’s strategy and management of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. The Sub-Advisor is paid by the Advisor, not the Fund. During the six months ended June 30, 2020, the Fund incurred $528,226 in advisory fees.

Pursuant to an expense limitation agreement between the Advisor and the Trust, on behalf of the Fund, (the “Expense Limitation Agreement”), the Advisor has contractually agreed, at least until April 30, 2021, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses) borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 0.65% per annum of the Fund’s average daily net assets. During the six months ended June 30, 2020, the Advisor waived fees of $53,498.

If the Advisor waives any fee or reimburses any expense pursuant to the expense limitation agreement, and the Fund’s operating expenses are subsequently less than 0.65% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 0.65% of average daily net assets. If the Fund’s operating expenses subsequently exceed 0.65% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). As of May 31, 2020, fee waivers subject to recapture by the Advisor were as follows:

Year of Expiration
December 31, 2020	$136,877
December 31, 2021	$144,658
December 31, 2022	$118,507

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “12b-1 Plan” or “Plan”). Pursuant to the Plan, the Fund pays the Advisor an annual fee for distribution and shareholder servicing expenses of up to 0.10% of the Fund’s average daily net assets. During the six months ended June 30, 2020, pursuant to the Plan, the Advisor received $117,383 of fees.

Pursuant to a separate servicing agreement with Gemini Fund Services LLC (“GFS”), the Fund pays GFS fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS(Unaudited) (Continued)
June 30, 2020

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 0.25% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended June 30, 2020 and the year ended December 31, 2019, the Fund did not assess any redemption fees.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at June 30, 2020, were as follows:

			Net Unrealized
Cost	Appreciation	Depreciation	(Appreciation)
$342,833,624	$3,730,107	$(637,533)	$3,092,574

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid during the years ended December 31, 2019 and December 31, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2019	December 31, 2018
Ordinary Income	$4,114,832	$6,608,295
	$4,114,832	$6,608,295

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed		Capital Loss	Other		Total
Ordinary	Long-Term	Post	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	October Loss	Forwards	Differences	(Appreciation)	(Deficits)
$—	$—	$(344,592)	$(17,781,634)	$(141,429)	$687,330	$(17,580,325)

The difference between book basis and tax basis undistributed net investment income/(loss and other book/tax adjustments is primarily attributable to the adjustments for accrued dividends payable.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $ 344,592.

TransWestern Institutional Short Duration Government Bond Fund
NOTES TO FINANCIAL STATEMENTS(Unaudited) (Continued)
June 30, 2020

At December 31, 2019, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$2,991,639	$14,789,995	$17,781,634

Permanent book and tax differences, primarily attributable to book tax treatment of distributions, resulted in reclassification as of December 31, 2019 as follows:

Paid In	Accumulated
Capital	Earnings (Losses)
$(41,731)	$41,731

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2020, Alpine Bank held 28.38% of the voting securities of the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TransWestern Institutional Short Duration Government Bond Fund
EXPENSE EXAMPLES
June 30, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period *
Actual	Ratio	1/1/20	6/30/20	1/1/2020 – 6/30/2020
TransWestern	0.65%	$1,000.00	$1,018.90	$3.26

	Annualized	Beginning	Ending	Expenses Paid
Hypothetical	Expense	Account Value	Account Value	During Period *
(5% return before expenses)	Ratio	1/1/20	6/30/20	1/1/2020 – 6/30/2020
TransWestern	0.65%	$1,000.00	$1,021.63	$3.27

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-881-2380 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
TransWestern Capital Advisors, LLC
155 S. Madison St., Suite 237
Denver, CO 80209

SUB-ADVISOR
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA 02111

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 9/04/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 9/04/2020

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 9/04/2020